Related-party transactions (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Borrowings	€ 180,415		€ 176,847
Key management personnel compensation	3,500	€ 1,500
CIR
Disclosure of transactions between related parties [line items]
Borrowings	€ 3,600		€ 3,600
CIR | BPI France
Disclosure of transactions between related parties [line items]
Borrowings, percentage of receivables	80.00%
Borrowings	€ 3,500